UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     January 28, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20
Form13F Information Table Value Total: $    118,861,584

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================

Cigna Corp				Common Stock     125509109  $5,773,680 	 	  108,000     Sole		     Sole
Cisco Systems Inc			Common Stock	 17275R102  $6,504,150 	 	  331,000     Sole		     Sole
Citigroup Inc				Common Stock	 172967424  $6,108,064 	 	  154,400     Sole		     Sole
Colgate-Palmolive Co			Common Stock	 194162103  $6,376,940 		   61,000     Sole		     Sole
ConocoPhillips				Common Stock	 20825C104  $4,929,150 		   85,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	 30231G102  $6,318,150 		   73,000     Sole		     Sole
General Electric Co			Common Stock	 369604103  $5,940,170 		  283,000     Sole		     Sole
Intel Corp				Common Stock     458140100  $4,786,160 		  232,000     Sole		     Sole
Intl Bus Machines			Common Stock	 459200101  $5,554,950 	 	   29,000     Sole		     Sole
JPMorgan Chase & Co			Common Stock	 46625H100  $6,727,410 	 	  153,000     Sole		     Sole
Johnson & Johnson			Common Stock	 478160104  $6,028,600 		   86,000     Sole		     Sole
Microsoft Corp				Common Stock	 594918104  $5,506,380 		  206,000     Sole		     Sole
Nvidia Corp				Common Stock	 67066G104  $5,321,570 		  433,000     Sole		     Sole
Oracle Corp				Common Stock	 68389X105  $6,364,120 	 	  191,000     Sole		     Sole
Schlumberger Ltd			Common Stock	 806857108  $5,196,750 	 	   75,000     Sole		     Sole
Sempra Energy				Common Stock	 816851109  $6,313,660 	 	   89,000     Sole		     Sole
State Street Corp			Common Stock	 857477103  $6,628,410 	 	  141,000     Sole		     Sole
TJX Cos Inc				Common Stock	 872540109  $5,900,550 	 	  139,000     Sole		     Sole
Time Warner Inc				Common Stock	 887317303  $6,887,520 		  144,000     Sole		     Sole
UnitedHealth Group			Common Stock	 91324P102  $5,695,200 	 	  105,000     Sole		     Sole

====================================================================================================================================
